ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

January 31, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.1%

Argentina — 1.8%
Consumer Discretionary — 1.8%
MercadoLibre *	568	$643,011

Total Argentina		643,011

Australia — 1.4%
Information Technology — 1.4%
Appen	73,514	498,260

Total Australia		498,260

Canada — 1.0%
Information Technology — 1.0%
Shopify, Cl A *	366	352,912

Total Canada		352,912

China — 9.0%
Communication Services — 5.4%
Baidu ADR *	4,947	790,233
Spotify Technology *	2,614	513,024
Tencent Holdings	11,400	690,063
Total Communication Services		1,993,320

Consumer Discretionary — 3.3%
Alibaba Group Holding ADR *	5,827	732,979
JD.com ADR *	6,975	522,288
Total Consumer Discretionary		1,255,267

Information Technology — 0.3%
Iflytek	17,600	120,000

Total China		3,368,587

France — 1.4%
Information Technology — 1.4%
Dassault Systemes	10,736	510,889

Total France		510,889

Germany — 1.3%
Information Technology — 1.3%
Infineon Technologies	11,702	476,641

Total Germany		476,641

Hong Kong — 0.9%
Consumer Discretionary — 0.1%
JD.com, Cl A *	543	19,465

Information Technology — 0.8%
Kingdee International Software Group *	123,000	278,257

Total Hong Kong		297,722

Description	Shares	Fair Value

Israel — 1.2%
Information Technology — 1.2%
Nice ADR *	1,778	$455,275

Total Israel		455,275

Poland — 1.2%
Communication Services — 1.2%
CD Projekt	9,661	424,905

Total Poland		424,905

Russia — 1.1%
Communication Services — 1.1%
Yandex, Cl A *	8,618	414,181

Total Russia		414,181

Taiwan — 3.8%
Information Technology — 3.8%
Global Unichip	16,561	281,336
MediaTek	12,674	489,845
Taiwan Semiconductor Manufacturing	27,360	625,618
Total Information Technology		1,396,799

Total Taiwan		1,396,799

United Kingdom — 1.4%
Information Technology — 1.4%
Darktrace *	91,542	500,850

Total United Kingdom		500,850

United States — 74.6%
Communication Services — 4.3%
Alphabet, Cl A *	239	646,751
Electronic Arts	3,870	513,394
Netflix *	993	424,150
		1,584,295
Consumer Discretionary — 7.2%
Amazon.com *	200	598,294
Booking Holdings *	229	562,454
Etsy *	2,468	387,673
iRobot *	9,395	615,560
Tesla *	509	476,790
		2,640,771
Financials — 1.7%
Lemonade *	10,694	341,459
Upstart Holdings *	2,588	282,118
		623,577
Health Care — 6.0%
Butterfly Network *	86,364	500,911
Illumina *	1,957	682,640
Veeva Systems, Cl A *	2,270	536,946
Veracyte *	15,692	477,194
		2,197,691

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

January 31, 2022 (Unaudited)

Description	Shares	Fair Value

Industrials — 2.7%
CoStar Group *	6,499	$455,970
Verisk Analytics, Cl A	2,698	529,159
		985,129
Information Technology — 52.7%
Accenture PLC, Cl A	1,078	381,159
Adobe *	786	419,960
Advanced Micro Devices *	4,153	474,480
Alteryx, Cl A *	10,900	622,063
Analog Devices	3,759	616,363
Arista Networks *	5,495	683,083
ASML Holding, Cl G	775	524,830
Atlassian, Cl A *	1,945	630,841
Autodesk *	2,309	576,765
Block, Cl A *	3,149	385,091
C3.ai, Cl A *	16,295	429,210
Cloudflare, Cl A *	3,915	377,406
Cognex	7,409	492,402
Fair Isaac *	1,781	881,577
Fiserv *	5,139	543,192
HubSpot *	766	374,421
International Business Machines	5,719	763,887
Intuit	874	485,271
JFrog *	13,509	360,960
Lam Research	904	533,288
Microsoft	2,104	654,302
MongoDB, Cl A *	986	399,438
New Relic *	5,529	581,319
NortonLifeLock	16,710	434,627
NVIDIA	2,170	531,346
Palo Alto Networks *	983	508,604
Pure Storage, Cl A *	12,760	338,012
Rapid7 *	5,351	515,462
salesforce.com *	2,578	599,720
ServiceNow *	975	571,136
Splunk *	5,951	737,448
Teradyne	3,220	378,125
Twilio, Cl A *	2,282	470,366
Varonis Systems, Cl B *	12,434	463,291
Wix.com *	4,143	544,266
Yext *	57,077	462,324
Zendesk *	6,173	608,102
		19,354,137
Total United States		27,385,600

Total Common Stock
(Cost $40,267,272)		36,725,632

Total Investments - 100.1%
(Cost $40,267,272)		$36,725,632

Percentages based on Net Assets of $36,692,068.

*	Non-income producing security.

ADR – American Depository Receipt

Cl - Class

As of January 31, 2022, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-1700